Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Total financial assets	$ 177,513	$ 10,493
Liabilities
Total financial liabilities	7,626	49,293
Warrant liabilities
Liabilities
Total financial liabilities	7,626	49,293
Level 1
Assets
Total financial assets	177,513	10,493
Liabilities
Total financial liabilities	0	0
Level 1 | Warrant liabilities
Liabilities
Total financial liabilities	0	0
Level 2
Assets
Total financial assets	0	0
Liabilities
Total financial liabilities	0	0
Level 2 | Warrant liabilities
Liabilities
Total financial liabilities	0	0
Level 3
Assets
Total financial assets	0	0
Liabilities
Total financial liabilities	7,626	49,293
Level 3 | Warrant liabilities
Liabilities
Total financial liabilities	7,626	49,293
Money market funds
Assets
Money market funds	177,513	10,493
Money market funds | Level 1
Assets
Money market funds	177,513	10,493
Money market funds | Level 2
Assets
Money market funds	0	0
Money market funds | Level 3
Assets
Money market funds	$ 0	$ 0